Document and Entity Information	Feb. 05, 2024
Cover [Abstract]
Entity Registrant Name	SP Plus Corp
Amendment Flag	false
Entity Central Index Key	0001059262
Document Type	8-K
Document Period End Date	Feb. 05, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-50796
Entity Tax Identification Number	16-1171179
Entity Address, Address Line One	200 E. Randolph Street
Entity Address, Address Line Two	Suite 7700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601-7702
City Area Code	(312)
Local Phone Number	274-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	SP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false